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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08413

Evergreen Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)    (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:      (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for 4 of its series, Evergreen Health Care Fund, Evergreen Tax Strategic Foundation Fund, Evergreen Technology Fund, Evergreen Utility & Telecommunications Fund, for the quarter ended January 31, 2005. These 4 series have an October 31 fiscal year end.

Date of reporting period:    January 31, 2005

Item 1 – Schedule of Investments

EVERGREEN HEALTH CARE FUND SCHEDULE OF INVESTMENTS
January 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS 98.2%
CONSUMER STAPLES 0.5%
Food & Staples Retailing 0.5%
CVS Corp.	25,000	$1,158,750

HEALTH CARE 97.0%
Biotechnology 24.5%
Abgenix, Inc. þ *	150,000	1,317,000
Amgen, Inc. *	130,000	8,091,200
Angiotech Pharmaceuticals, Inc. þ *	35,000	594,300
Applera Corp. - Applied Biosystems Group *	30,000	601,500
Applera Corp. - Celera Genomics *	50,000	663,500
Arena Pharmaceuticals, Inc. þ *	50,000	300,500
BioCryst Pharmaceuticals, Inc. *	150,000	915,000
Biogen Idec, Inc. *	50,831	3,301,982
Cambridge Antibody Technology Group plc, ADR þ *	30,000	438,000
Cell Therapeutics, Inc. þ *	55,000	528,000
Corgentech, Inc. *	27,600	170,292
Cubist Pharmaceuticals, Inc. *	120,000	1,370,400
Cytokinetics Inc. þ *	35,714	350,711
DOV Pharmaceutical, Inc. *	245,000	3,998,400
DUSA Pharmaceuticals, Inc. þ *	73,547	1,007,594
Dyax Corp. *	58,333	330,165
EntreMed, Inc. þ *	65,000	292,435
Exelixis, Inc. þ *	50,000	388,000
Genentech, Inc. *	140,000	6,679,400
Genzyme Corp. þ *	73,410	4,273,196
Geron Corp. þ *	87,455	709,260
Human Genome Sciences, Inc. þ *	65,750	785,712
ICOS Corp. *	51,396	1,286,442
ImClone Systems, Inc. *	40,000	1,678,000
Incyte Corp. *	150,000	1,344,000
InterMune, Inc. þ *	90,000	1,026,900
Ligand Pharmaceuticals, Inc., Class B þ *	80,000	832,800
Medarex, Inc. *	100,000	951,000
MedImmune, Inc. *	100,000	2,365,500
Millennium Pharmaceuticals, Inc. *	90,700	835,347
Oscient Pharmaceuticals Corp. þ *	1,266,310	4,204,149
Pharmion Corp. *	35,000	1,269,100
Praecis Pharmaceuticals, Inc. *	200,000	312,000
QLT, Inc. þ *	175,000	2,829,750
Regeneron Pharmaceuticals, Inc. *	80,000	576,000
Tanox, Inc. þ *	90,000	1,068,300
Trimeris, Inc. þ *	180,000	2,163,600
United Therapeutics Corp. þ *	30,000	1,280,100
Vical, Inc. *	80,800	387,840

		61,517,375

Health Care Equipment & Supplies 17.5%
Adeza Biomedical Corp. *	18,150	288,404
Beckman Coulter, Inc.	20,000	1,340,000
Boston Scientific Corp. *	80,472	2,660,404
C.R. Bard, Inc. *	15,000	1,017,000
Conceptus, Inc. þ *	30,000	210,300
Cutera, Inc. *	85,532	1,195,737
Epix Pharmaceuticals, Inc. *	35,398	341,591
Guidant Corp.	40,000	2,899,600
Hospira, Inc. *	71,111	2,054,397
Kinetic Concepts, Inc. *	50,000	3,250,000
[1]

EVERGREEN HEALTH CARE FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies continued
Kyphon, Inc. þ *	67,436	$1,852,467
Medtronic, Inc.	72,500	3,805,525
Mentor Corp.	40,000	1,252,400
Millipore Corp. *	30,000	1,305,900
NuVasive, Inc. þ *	15,000	191,100
Q-Med AB	10,000	280,122
Smith & Nephew plc	900,000	8,794,093
St. Jude Medical, Inc. *	70,000	2,749,600
Stryker Corp.	80,000	3,931,200
Synovis Life Technologies, Inc. *	100,881	1,027,977
TriPath Imaging, Inc. þ *	40,000	346,000
Viasys Healthcare, Inc. þ *	80,917	1,479,972
Wright Medical Group, Inc. *	60,000	1,647,000

		43,920,789

Health Care Providers & Services 15.3%
CIGNA Corp.	40,000	3,210,000
Coventry Health Care, Inc. *	10,746	611,447
Fresenius Medical Care AG þ	40,000	3,243,782
Fresenius Medical Care AG, ADR	10,008	269,916
HCA, Inc. þ	80,000	3,561,600
Health Net, Inc., Class A *	150,000	4,363,500
HealthExtras, Inc. þ *	75,000	1,157,250
Humana, Inc. *	80,000	2,741,600
IDX Systems Corp. *	75,000	2,326,500
Medco Health Solutions, Inc. *	25,000	1,064,250
Per-Se Technologies, Inc. þ *	60,000	876,000
Priority Healthcare Corp., Class B *	60,000	1,383,600
Quest Diagnostics, Inc. þ	30,000	2,859,000
Renal Care Group, Inc. þ *	100,000	3,816,000
Triad Hospitals, Inc. *	20,000	813,800
WellPoint, Inc. *	50,000	6,075,000

		38,373,245

Pharmaceuticals 39.7%
Abbott Laboratories þ	140,000	6,302,800
Adolor Corp. *	23,323	205,942
Allergan, Inc.	25,000	1,898,750
Alpharma, Inc., Class A	60,083	904,249
AstraZeneca plc	55,000	2,060,615
Bristol-Myers Squibb Co. þ	395,000	9,258,800
Chugai Pharmaceutical Co., Ltd.	60,000	946,561
Columbia Laboratories, Inc. þ *	180,000	390,600
Daiichi Pharmaceutical Co., Ltd.	121,500	2,809,486
Elan Corp. plc, ADR *	50,000	1,346,500
Eli Lilly & Co.	62,500	3,390,000
Fujisawa Pharmaceutical Co., Ltd.	50,000	1,288,921
GlaxoSmithKline plc, ADR	130,000	5,794,100
IVAX Corp. *	60,000	901,800
Johnson & Johnson	150,000	9,705,000
Kissei Pharmaceutical Co., Ltd. þ	50,000	1,013,758
[2]

EVERGREEN HEALTH CARE FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals continued
Labopharm, Inc. *	32,300	$97,243
Merck & Co., Inc.	100,000	2,805,000
Merck KGaA	56,913	3,777,195
MGI Pharma, Inc. þ *	45,000	1,021,050
Mylan Laboratories, Inc. þ	135,595	2,254,945
Nastech Pharmaceutical Co., Inc. þ *	130,000	1,327,300
Novartis AG, ADR	70,000	3,351,600
Noven Pharmaceuticals, Inc. þ *	60,000	1,092,900
Novo Nordisk AS	50,050	2,667,041
Orphan Medical, Inc. *	50,000	439,550
Pfizer, Inc.	400,000	9,664,000
Roche Holding AG	40,000	4,261,550
ROHTO Pharmaceutical Co., Ltd.	44,000	569,249
Sanofi-Aventis SA	62,977	2,344,004
Santen Pharmaceutical Co., Ltd.	30,000	654,598
Schering AG	40,000	2,707,934
Schering-Plough Corp. þ	375,000	6,960,000
Taisho Pharmaceutical Co., Ltd.	50,000	1,049,964
Wyeth	80,000	3,170,400
Yamanouchi Pharmaceutical Co., Ltd. þ	40,000	1,455,950

		99,889,355

INDUSTRIALS 0.2%
Machinery 0.2%
Pall Corp.	15,000	403,950

MATERIALS 0.5%
Chemicals 0.5%
Lonza Group AG	22,004	1,355,460

Total Common Stocks (cost $226,492,269)		246,618,924

	Principal Amount	Value

CONVERTIBLE DEBENTURES 1.1%
HEALTH CARE 1.1%
Biotechnology 1.1%
Oscient Pharmaceuticals Corp., 3.50%, 04/15/2011 144A (cost $3,000,000)	$3,000,000	2,681,250

	Shares	Value

SHORT-TERM INVESTMENTS 11.6%
MUTUAL FUND SHARES 11.6%
Evergreen Institutional U.S. Government Money Market Fund ø	4,043,342	4,043,342
Evergreen Prime Cash Management Money Market Fund ø þþ	25,251,178	25,251,178

Total Short-Term Investments (cost $29,294,520)		29,294,520

Total Investments (cost $258,786,789) 110.9%		278,594,694
Other Assets and Liabilities (10.9%)		(27,419,043)

Net Assets 100.0%		$251,175,651

[3]

EVERGREEN HEALTH CARE FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
þ	All or a portion of these securities are on loan.
*	Non-income producing security
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt

On January 31, 2005, the aggregate cost of securities for federal income tax purposes was $262,988,501. The gross unrealized appreciation and depreciation on securities based on tax cost was $31,713,380 and $16,107,187, respectively, with a net unrealized appreciation of $15,606,193.

[4]

EVERGREEN TAX STRATEGIC FOUNDATION FUND^ SCHEDULE OF INVESTMENTS
January 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 51.9%
AIRPORT 1.1%
Atlanta, GA Arpt. RRB, Ser. A, 5.75%, 01/01/2020, (Insd. by FGIC)	$1,000,000	$1,114,500

EDUCATION 1.1%
Massachusetts Hlth. & Edl. Facs. Auth. RB, Univ. of MA Proj., Ser. A,
5.75%, 10/01/2019, (Insd. by FGIC)	1,000,000	1,137,270

GENERAL OBLIGATION — LOCAL 9.5%
Clark Cnty., WA Sch. Dist. 117 GO, 5.50%, 12/01/2016, (Insd. by FSA)	1,500,000	1,676,790
Cranston, RI GO, 5.50%, 07/15/2015, (Insd. by MBIA)	3,025,000	3,336,575
New York, NY GO, Ser. F, 5.25%, 08/01/2016, (Insd. by MBIA)	2,500,000	2,694,325
Pittsburgh, PA GO, Ser. A, 5.50%, 09/01/2014, (Insd. by AMBAC)	2,000,000	2,233,120

		9,940,810

GENERAL OBLIGATION — STATE 4.3%
Nevada GO, Colorado River Commission Pwr. Delivery, Ser. A, 5.625%, 09/15/2024, (Insd. by FGIC)	4,010,000	4,472,914

HOSPITAL 7.0%
New York, NY Hlth. & Hosp. Corp. RB, Hlth. Sys., Ser. A, 5.125%, 02/15/2014, (Insd. by AMBAC)	2,000,000	2,131,380
Oklahoma Indl. Auth. RRB, Hlth. Sys., Ser. A, 6.25%, 08/15/2015, (Insd. by MBIA)	4,010,000	4,572,162
Salt Lake City, UT Hosp. RB, IHC Hosp., Inc., 6.30%, 02/15/2015, (Insd. by MBIA)	500,000	596,385

		7,299,927

HOUSING 1.5%
Missouri Hsg. Dev. Commission Mtge. SFHRB, Ser. B, 6.25%, 09/01/2015,
(Insd. by GNMA & FNMA)	195,000	196,652
New York Mtge. Agcy. SFHRRB, Ser. 63, 5.60%, 04/01/2010	500,000	525,485
North Carolina HFA SFHRB, 5.80%, 09/01/2012, (Insd. by FHA)	420,000	443,050
Puerto Rico Hsg. Bank & Fin. Agcy. SFHRB, 5.85%, 04/01/2009, (Insd. by GNMA, FNMA &
FHLMC)	350,000	358,039
Utah HFA SFHRB, Ser. B-1, Class 1, 6.00%, 07/01/2016, (Insd. by FHA)	70,000	70,143

		1,593,369

LEASE 5.3%
Fulton Cnty., GA Facs. Corp. COP, Pub. Purpose Proj., 6.00%, 11/01/2015, (Insd. by AMBAC)	2,000,000	2,313,100
Hillsborough Cnty., FL Sch. Board COP, Master Lease Proj., Ser. A,
5.375%, 07/01/2021, (Insd. by MBIA)	2,500,000	2,713,125
St. Louis, MO Muni. Fin. Corp. Leasehold RB, City Justice Ctr., Ser. A, 5.95%, 02/15/2016,
(Insd. by AMBAC)	500,000	528,415

		5,554,640

PORT AUTHORITY 5.3%
Alabama Docks Dept. Facs. RRB, 5.50%, 10/01/2022, (Insd. by MBIA)	5,000,000	5,508,450

PRE-REFUNDED 1.7%
New Jersey Tpke. Auth. RRB, Ser. C, 6.50%, 01/01/2016, (Insd. by MBIA)	1,095,000	1,331,859
New York Env. Facs. Clean Wtr. & Drinking RRB, 6.00%, 06/15/2017	370,000	419,288

		1,751,147

RESOURCE RECOVERY 2.6%
Washington Pub. Pwr. Supply Sys. RRB, Nuclear Proj., Ser. C, 5.50%, 07/01/2017, (Insd. by MBIA)	2,500,000	2,648,700

SPECIAL TAX 2.1%
Washington, DC Convention Ctr. Auth. RB, 5.25%, 10/01/2014, (Insd. by AMBAC)	2,000,000	2,170,820

TRANSPORTATION 5.0%
New Jersey Tpke. Auth. RRB, Ser. C, 6.50%, 01/01/2016, (Insd. by MBIA)	305,000	371,826
New York, NY Trans. Auth. COP, Ser. A, 5.40%, 01/01/2019, (Insd. by AMBAC)	2,500,000	2,809,775
Wisconsin Trans. RB, Ser. A, 5.50%, 07/01/2016, (Insd. by FGIC)	1,800,000	2,021,472

		5,203,073

WATER & SEWER 5.4%
New York Env. Facs. Clean Wtr. & Drinking RRB, 6.00%, 06/15/2017	2,885,000	3,254,713
New York, NY City Muni. Wtr. Fin. Auth. RB, Ser. F, FRN, 1.70%, 06/15/2035	2,400,000	2,400,000

		5,654,713

Total Municipal Obligations (cost $48,201,552)		54,050,333

[1]

EVERGREEN TAX STRATEGIC FOUNDATION FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS 47.4%
CONSUMER DISCRETIONARY 4.9%
Auto Components 0.2%
Johnson Controls, Inc.	3,131	$185,230

Hotels, Restaurants & Leisure 0.8%
Carnival Corp.	6,348	365,645
Darden Restaurants, Inc.	7,527	222,498
Yum! Brands, Inc.	5,777	267,764

		855,907

Household Durables 0.4%
Black & Decker Corp.	2,530	208,472
Fortune Brands, Inc.	2,574	216,164

		424,636

Media 1.7%
Comcast Corp., Class A *	5,182	166,809
Fox Entertainment Group, Inc., Class A *	4,746	159,703
McGraw-Hill Companies, Inc.	2,252	203,806
Time Warner, Inc. *	35,489	638,802
Walt Disney Co.	22,548	645,549

		1,814,669

Multi-line Retail 0.4%
Nordstrom, Inc.	8,581	414,033

Specialty Retail 1.4%
Best Buy Co., Inc.	6,866	369,322
Home Depot, Inc.	15,014	619,478
Limited Brands, Inc.	1,490	35,313
Lowe's Companies, Inc.	3,931	224,028
Michaels Stores, Inc.	6,746	207,439

		1,455,580

CONSUMER STAPLES 5.2%
Beverages 0.3%
Pepsi Bottling Group, Inc.	4,955	135,519
PepsiCo, Inc.	3,838	206,101

		341,620

Food & Staples Retailing 1.8%
Costco Wholesale Corp.	5,453	257,763
CVS Corp.	10,303	477,544
SUPERVALUE, Inc.	5,195	164,214
Wal-Mart Stores, Inc.	17,773	931,305

		1,830,826

Food Products 0.9%
Archer-Daniels-Midland Co.	20,987	507,885
Smithfield Foods, Inc. *	6,515	197,209
Tyson Foods, Inc., Class A	15,116	259,542

		964,636

Household Products 1.1%
Procter & Gamble Co.	21,426	1,140,506

Personal Products 0.2%
Avon Products, Inc.	4,455	188,090

Tobacco 0.9%
Altria Group, Inc.	15,059	961,216

[2]

EVERGREEN TAX STRATEGIC FOUNDATION FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY 3.7%
Energy Equipment & Services 0.1%
Weatherford International, Ltd. *	1,162	$63,062

Oil & Gas 3.6%
Anadarko Petroleum Corp.	5,951	394,016
Apache Corp.	3,865	210,333
ChevronTexaco Corp.	9,370	509,728
ConocoPhillips	9,457	877,515
Exxon Mobil Corp.	24,601	1,269,411
Valero Energy Corp.	10,326	537,262

		3,798,265

FINANCIALS 10.1%
Capital Markets 1.1%
Bear Stearns Companies, Inc.	2,302	232,640
Goldman Sachs Group, Inc.	2,059	222,063
Lehman Brothers Holdings, Inc.	2,795	254,876
Merrill Lynch & Co., Inc.	7,303	438,692

		1,148,271

Commercial Banks 2.0%
Bank of America Corp.	27,262	1,264,139
National City Corp.	6,154	218,775
SunTrust Banks, Inc.	2,071	149,153
U.S. Bancorp	15,546	467,157

		2,099,224

Consumer Finance 0.4%
Capital One Financial Corp.	5,506	431,010

Diversified Financial Services 2.8%
CIT Group, Inc.	4,437	179,122
Citigroup, Inc.	40,326	1,977,990
JPMorgan Chase & Co.	19,456	726,293

		2,883,405

Insurance 2.1%
ACE, Ltd.	3,774	163,792
Allstate Corp.	10,698	539,607
American International Group, Inc.	4,182	277,225
Chubb Corp.	4,711	350,875
Loews Corp.	6,294	427,992
MetLife, Inc.	10,503	417,494

		2,176,985

Real Estate 0.1%
Equity Office Properties Trust REIT	4,533	126,833

Thrifts & Mortgage Finance 1.6%
Countrywide Financial Corp.	11,101	410,737
Fannie Mae	6,444	416,154
Freddie Mac	3,398	221,855
Golden West Financial Corp.	9,252	597,864

		1,646,610

HEALTH CARE 6.2%
Biotechnology 0.7%
Amgen, Inc. *	6,815	424,166
Genzyme Corp. *	4,645	270,385

		694,551

[3]

EVERGREEN TAX STRATEGIC FOUNDATION FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 0.9%
Bausch & Lomb, Inc.	4,895	$356,797
Becton, Dickinson & Co.	2,886	163,492
C.R. Bard, Inc.	3,600	244,080
Fisher Scientific International, Inc. *	3,516	222,035

		986,404

Health Care Providers & Services 1.4%
Aetna, Inc.	5,380	683,529
Medco Health Solutions, Inc. *	4,344	184,924
WellPoint, Inc. *	4,525	549,788

		1,418,241

Pharmaceuticals 3.2%
Bristol-Myers Squibb Co.	14,458	338,895
Johnson & Johnson	24,371	1,576,804
Pfizer, Inc.	44,294	1,070,143
Watson Pharmaceuticals, Inc. *	1,588	47,370
Wyeth	7,124	282,324

		3,315,536

INDUSTRIALS 5.4%
Aerospace & Defense 0.8%
Goodrich Corp.	6,379	218,800
L-3 Communications Holdings, Inc.	3,155	225,299
Northrop Grumman Corp.	8,071	418,723

		862,822

Air Freight & Logistics 0.6%
FedEx Corp.	3,769	360,505
Ryder System, Inc.	5,352	243,783

		604,288

Building Products 0.4%
Masco Corp.	11,080	407,744

Commercial Services & Supplies 0.5%
Cendant Corp.	19,829	466,973

Industrial Conglomerates 1.5%
General Electric Co.	29,400	1,062,222
Tyco International, Ltd.	13,493	487,637

		1,549,859

Machinery 1.4%
Caterpillar, Inc.	6,480	577,368
Cummins, Inc.	1,819	141,282
Eaton Corp.	3,143	213,693
Paccar, Inc.	7,831	553,338

		1,485,681

Road & Rail 0.2%
Burlington Northern Santa Fe Corp.	4,810	231,746

INFORMATION TECHNOLOGY 7.6%
Communications Equipment 1.4%
Cisco Systems, Inc. *	35,636	642,873
Motorola, Inc.	19,394	305,262
QUALCOMM, Inc.	13,540	504,230

		1,452,365

[4]

EVERGREEN TAX STRATEGIC FOUNDATION FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Computers & Peripherals 1.9%
Dell, Inc. *	12,396	$517,657
Hewlett-Packard Co.	20,999	411,371
International Business Machines Corp.	10,839	1,012,579

		1,941,607

Electronic Equipment & Instruments 0.1%
Jabil Circuit, Inc. *	4,506	106,206

Internet Software & Services 0.1%
Yahoo!, Inc. *	4,375	154,044

IT Services 0.6%
Affiliated Computer Services, Inc., Class A *	3,352	181,645
Computer Sciences Corp. *	4,090	210,717
Fiserv, Inc. *	5,120	195,840

		588,202

Office Electronics 0.1%
Xerox Corp. *	6,455	102,505

Semiconductors & Semiconductor Equipment 1.4%
Applied Materials, Inc. *	3,217	51,150
Intel Corp.	45,367	1,018,489
National Semiconductor Corp.	6,356	107,607
Texas Instruments, Inc.	11,762	272,996

		1,450,242

Software 2.0%
Adobe Systems, Inc.	5,029	286,150
Electronic Arts, Inc. *	1,765	113,560
Microsoft Corp.	39,088	1,027,233
Oracle Corp. *	34,570	476,029
Symantec Corp. *	8,158	190,489

		2,093,461

MATERIALS 1.3%
Chemicals 0.2%
Eastman Chemical Co.	3,856	208,803

Containers & Packaging 0.2%
Ball Corp.	6,688	285,711

Metals & Mining 0.5%
Nucor Corp.	8,808	494,657

Paper & Forest Products 0.4%
Georgia-Pacific Corp.	12,433	399,099

TELECOMMUNICATION SERVICES 1.6%
Diversified Telecommunication Services 1.4%
BellSouth Corp.	8,510	223,303
CenturyTel, Inc.	3,247	105,852
SBC Communications, Inc.	13,396	318,289
Verizon Communications, Inc.	22,198	790,027

		1,437,471

Wireless Telecommunication Services 0.2%
Nextel Communications, Inc., Class A *	9,238	265,038

[5]

EVERGREEN TAX STRATEGIC FOUNDATION FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES 1.4%
Electric Utilities 1.0%
CenterPoint Energy, Inc.	30,653	$344,846
Edison International Corp.	9,057	294,081
TXU Corp.	5,526	382,399

		1,021,326

Multi-Utilities & Unregulated Power 0.4%
Sempra Energy	12,025	447,571

Total Common Stocks (cost $35,434,522)		49,422,767

	Principal Amount	Value

SHORT-TERM INVESTMENTS 0.2%
U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Bills, 2.15%, 03/24/2005 ƒ +	$50,000	49,848

	Shares	Value

MUTUAL FUND SHARES 0.2%
Evergreen Institutional Municipal Money Market Fund &oslash;	190,336	190,336

Total Short-Term Investments (cost $240,184)		240,184

Total Investments (cost $83,876,258) 99.5%		103,713,284
Other Assets and Liabilities 0.5%		564,035

Net Assets 100.0%		$104,277,319

ˆ
At a meeting of the Board of Trustees held on December 8 and 9, 2004, the Trustees of the Evergreen Tax Strategic Foundation Fund (the "Fund") approved a Plan of Reorganization (the "Plan"). Under the Plan, Evergreen Balanced Fund, a series of Evergreen Equity Trust, will acquire the assets and assume the liabilities of the Fund in exchange for shares of Evergreen Balanced Fund. Upon receiving shareholder approval at a meeting scheduled on April 1, 2005, the reorganization is expected to take place on or about April 15, 2005.
*	Non-income producing security
ƒ	All or a portion of the principal amount of this security was pledged to cover initial margin requirements for open futures contracts.
+	Rate shown represents the yield to maturity at date of purchase
ø	Evergreen Investment Management Company, LLC is the investment advisor to the Fund and the money market Fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Asurance Corp.
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
MBIA	Municipal Bond Investors Assurance Corp.
RB	Revenue Bond
REIT	Real Estate Investment Trust
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SFHRRB	Single Family Housing Refunding Revenue bond

At January 31, 2005, the Fund had open futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at January 31, 2005	Unrealized Gain
March 2005	7 S&P e-Mini	$410,877	$413,595	$2,718

On January 31, 2005, the aggregate cost of securities for federal income tax purposes was $83,907,379. The gross unrealized appreciation and depreciation on securities based on tax cost was $19,991,016 and $185,111, respectively, with a net unrealized appreciation of $19,805,905.

[6]

EVERGREEN TECHNOLOGY FUND† SCHEDULE OF INVESTMENTS
January 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS 92.8%
CONSUMER DISCRETIONARY 1.7%
Internet & Catalog Retail 1.7%
Amazon.com, Inc. *	5,000	$216,100

INDUSTRIALS 1.2%
Aerospace & Defense 1.2%
L-3 Communications Holdings, Inc.	2,000	142,820

INFORMATION TECHNOLOGY 89.9%
Communications Equipment 16.9%
Cisco Systems, Inc. *	40,000	721,600
Corning, Inc. *	46,000	503,240
Motorola, Inc.	22,000	346,280
Nokia Corp., ADR	11,000	168,080
QUALCOMM, Inc.	10,000	372,400

		2,111,600

Computers & Peripherals 20.0%
Apple Computer, Inc. *	3,000	230,700
Dell, Inc. *	8,000	334,080
EMC Corp. *	16,000	209,600
Hewlett-Packard Co.	26,000	509,340
International Business Machines Corp.	5,000	467,100
Lexmark International, Inc., Class A *	9,000	750,150

		2,500,970

Electronic Equipment & Instruments 6.2%
Amphenol Corp., Class A *	14,000	550,620
Flextronics International, Ltd. *	16,000	226,400

		777,020

Internet Software & Services 1.7%
Yahoo!, Inc. *	6,000	211,260

IT Services 12.4%
Accenture, Ltd., Class A *	22,000	573,100
Affiliated Computer Services, Inc., Class A *	11,497	623,023
Cognizant Technology Solutions Corp., Class A *	5,000	189,500
First Data Corp.	4,000	162,960

		1,548,583

Semiconductors & Semiconductor Equipment 16.1%
Altera Corp. *	8,000	153,600
Applied Materials, Inc. *	15,000	238,500
Intel Corp.	34,000	763,300
KLA-Tencor Corp. *	5,000	231,250
Microchip Technology, Inc.	10,000	260,500
National Semiconductor Corp. *	10,000	169,300
Texas Instruments, Inc.	8,000	185,680

		2,002,130

Software 16.6%
Amdocs, Ltd. *	20,000	595,000
Autodesk, Inc.	12,166	357,315
Check Point Software Technologies, Ltd. *	10,000	242,800
Microsoft Corp.	26,000	683,280
Oracle Corp. *	14,000	192,780

		2,071,175

Total Common Stocks (cost $10,445,092)		11,581,658

[1]

EVERGREEN TECHNOLOGY FUND† SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 5.4%
MUTUAL FUND SHARES 5.4%
Evergreen Institutional U.S. Government Money Market Fund ø (cost $667,895)	667,895	$667,895

Total Investments (cost $11,112,987) 98.2%		12,249,553
Other Assets and Liabilities 1.8%		228,933

Net Assets 100.0%		$12,478,486

*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt

On January 31, 2005, the aggregate cost of securities for federal income tax purposes was $11,260,890. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,477,290 and $488,627, respectively, with a net unrealized appreciation of $988,663.

†	Effective at the close of business on March 7, 2005, the Fund was liquidated. Shareholders of Class A, Class B, Class C, and Class I shares received corresponding shares of Evergreen Money Market Fund.

[2]

EVERGREEN UTILITY AND TELECOMMUNICATIONS FUND SCHEDULE OF INVESTMENTS
January 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS 79.8%
ENERGY 7.3%
Oil & Gas 7.3%
Crosstex Energy, Inc.	25,000	$1,032,500
Kinder Morgan, Inc.	70,000	5,252,800
Southwestern Energy Co.	160,000	8,208,000
Western Gas Resources, Inc.	50,000	1,522,500
Whiting Petroleum Corp.	150,000	5,238,000

		21,253,800

FINANCIALS 3.6%
Insurance 0.9%
ING Canada, Inc.	100,000	2,610,275

Real Estate 2.7%
Eagle Hospitality Properties Trust, Inc.	625,000	6,118,750
Global Signal, Inc. REIT *	75,000	1,950,000

		8,068,750

INDUSTRIALS 2.5%
Commercial Services & Supplies 2.5%
Adesa, Inc.	350,000	7,234,500

INFORMATION TECHNOLOGY 0.0%
Internet Software & Services 0.0%
Aptimus, Inc.	5,000	117,500

MATERIALS 1.2%
Metals & Mining 1.2%
Peabody Energy Corp.	40,000	3,390,000

TELECOMMUNICATION SERVICES 15.9%
Diversified Telecommunication Services 7.1%
BellSouth Corp.	190,000	4,985,600
SBC Communications, Inc.	210,000	4,989,600
Sprint Corp.	225,000	5,361,750
Verizon Communications, Inc.	150,000	5,338,500

		20,675,450

Wireless Telecommunication Services 8.8%
Alamosa Holdings, Inc. þ	320,000	4,096,000
Bouygues SA	75,000	2,939,792
Centennial Communications Corp., Class A þ	460,000	4,002,000
InPhonic, Inc. þ	70,000	1,760,500
Leap Wireless International, Inc. *	150,000	4,087,500
MM02 PLC	1,500,000	3,551,243
Western Wireless Corp., Class A þ	137,500	5,194,750

		25,631,785

UTILITIES 49.3%
Electric Utilities 28.7%
Allete, Inc.	213,333	8,825,586
DPL, Inc.	350,000	9,096,500
DTE Energy Co.	25,000	1,095,250
E.ON AG *	100,000	8,963,837
Entergy Corp.	110,000	7,647,200
Exelon Corp.	230,000	10,177,500
FirstEnergy Corp. *	200,000	7,952,000
FPL Group, Inc. *	40,000	3,065,600
PG&E Corp. *	200,000	7,000,000
[1]

EVERGREEN UTILITY AND TELECOMMUNICATIONS FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Electric Utilities continued
TERNA SpA	1,000,000	$2,762,067
TXU Corp.	150,000	10,380,000
Wisconsin Energy Corp.	200,000	6,836,000

		83,801,540

Gas Utilities 3.2%
UGI Corp.	220,000	9,167,400

Multi-Utilities & Unregulated Power 14.8%
Aquila, Inc. þ	20,000	74,000
CMS Energy Corp.	10,000	640,000
Constellation Energy Group, Inc.	150,000	7,500,000
Dominion Resources, Inc.	110,000	7,631,800
Energen Corp.	110,000	6,450,400
Equitable Resources, Inc.	65,000	3,707,600
MDU Resources Group, Inc. *	230,000	6,150,200
ONEOK, Inc.	200,000	5,540,000
Ormat Technologies, Inc.	150,000	2,385,000
SCANA Corp.	80,000	3,124,000

		43,203,000

Water Utilities 2.6%
Aqua America, Inc. þ	260,000	6,247,800
Southwest Water Co. þ	99,750	1,327,672

		7,575,472

Total Common Stocks (cost $160,242,114)		232,729,472

CONVERTIBLE PREFERRED STOCKS 4.1%
UTILITIES 4.1%
Electric Utilities 1.1%
FPL Group, Inc., 8.00%, 02/16/2006 þ	50,000	3,065,000

Multi-Utilities & Unregulated Power 3.0%
Aquila, Inc., 6.75%, 09/15/2007	2,375	81,106
CMS Energy Corp., 4.50% 12/31/2049	40,000	2,560,000
Sempra Energy, 8.50%, 05/17/2005 þ	200,000	6,140,000

		8,781,106

Total Convertible Preferred Stocks (cost $10,043,918)		11,846,106

PREFERRED STOCKS 3.7%
UTILITIES 3.7%
Electric Utilities 2.2%
Cinergy Corp. þ	100,000	6,230,000

Multi-Utilities & Unregulated Power 1.5%
Aquila, Inc þ	178,400	4,460,000

Total Preferred Stocks (cost $7,722,945)		10,690,000

	Principal Amount	Value

CONVERTIBLE DEBENTURES 11.3%
ENERGY 3.2%
Oil & Gas 3.2%
McMoran Exploration Co.:
5.25%, 10/06/2011 144A	$5,000,000	6,637,500
6.00%, 07/02/2008	2,000,000	2,855,000

		9,492,500

[2]

EVERGREEN UTILITY AND TELECOMMUNICATIONS FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Principal Amount	Value

CONVERTIBLE DEBENTURES continued
TELECOMMUNICATION SERVICES 3.7%
Diversified Telecommunication Services 0.6%
Level 3 Communications, Inc., 5.25%, 12/15/2011 144A	$1,925,000	$1,648,281

Wireless Telecommunication Services 3.1%
Western Wireless Corp., 4.625%, 06/15/2023	3,700,000	9,208,375

UTILITIES 4.4%
Electric Utilities 2.3%
Centerpoint Energy, Inc., 3.75%, 05/15/2023	2,600,000	2,899,000
Xcel Energy, Inc., 7.50%, 11/21/2007	2,500,000	3,853,125

		6,752,125

Multi-Utilities & Unregulated Power 2.1%
Dominion Resources, Inc., Ser. C, 2.125%, 12/15/2023	2,500,000	2,562,500
Mirant Corp., 5.75%, 07/15/2007	4,500,000	3,397,500

		5,960,000

Total Convertible Debentures (cost $25,548,888)		33,061,281

	Shares	Value

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
RCN Corp., Expiring 06/30/2013 * +  (cost $0)	150,000	0

	Principal Amount	Value

CORPORATE BONDS 0.4%
CONSUMER DISCRETIONARY 0.4%
Media 0.4%
RCN Corp., 12.50%, 06/30/2008 +  (cost $1,207,637)	$1,248,441	1,279,652

	Shares	Value

SHORT-TERM INVESTMENTS 10.7%
MUTUAL FUND SHARES 10.7%
Evergreen Institutional Money Market Fund ø	5,377,833	5,377,833
Navigator Prime Portfolio þþ	26,006,590	26,006,590

Total Short-Term Investments (cost $31,384,423)		31,384,423

Total Investments (cost $236,149,925) 110.0%		320,990,934
Other Assets and Liabilities (10.0%)
		(29,267,061)

Net Assets 100.0%		$291,723,873

*	Non-income producing security
þ	All or a portion of these securities are on loan.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
+	Security is deemed illiquid and is valued using market quotations when readily available.
	Security is valued at fair value as determined in good faith under procedures established by the Board of Trustees.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
REIT	Real Estate Investment Trust

On January 31, 2005, the aggregate cost of securities for federal income tax purposes was $237,739,681. The gross unrealized appreciation and depreciation on securities based on tax cost was $83,631,703 and $380,450, respectively, with a net unrealized appreciation of $83,251,253.

[3]

Item 2 – Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-39(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-3(d) under the Investment Company Act of 1940, are attached as EX-99.CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: March 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: March 28, 2005

By: /s/ Carol A. Kosel —————————————— Carol A. Kosel, Principal Financial Officer Date: March 28, 2005